Consolidated Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flow from / (used in) operating activities
Net profit / (loss)	$ 4,262	$ 3,838
Non-cash items included in net profit and other adjustments:
Depreciation, amortization and impairment of non-financial assets	1,009	1,026
Credit loss expense / (release)	25	(108)
Share of net profits of associates / joint ventures and impairment of associates	(12)	(74)
Deferred tax expense / (benefit)	350	285
Net loss / (gain) from investing activities	(732)	(239)
Net loss / (gain) from financing activities	(14,379)	2,070
Other net adjustments	9,399	4,747
Net change in operating assets and liabilities:
Loans and advances to banks / amounts due to banks	3,000	3,872
Securities financing transactions	10,833	(10,249)
Cash collateral on derivative instruments	(4,699)	(2,179)
Loans and advances to customers and customer deposits	(13,203)	(20,180)
Financial assets and liabilities at fair value held for trading and derivative financial instruments	13,104	(1,225)
Brokerage receivables and payables	8,239	2,047
Financial assets at fair value not held for trading, other financial assets and liabilities	1,706	14,533
Provisions, other non-financial assets and liabilities	125	87
Income taxes paid, net of refunds	(878)	(386)
Net cash flow from / (used in) operating activities	18,150	(2,136)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	0	(1)
Disposal of subsidiaries, associates and intangible assets	911	437
Purchase of property, equipment and software	(761)	(896)
Disposal of property, equipment and software	3	264
Purchase of financial assets measured at fair value through other comprehensive income	(2,821)	(1,950)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	2,291	2,324
Net (purchase) / redemption of debt securities measured at amortized cost	(4,254)	116
Net cash flow from / (used in) investing activities	(4,630)	295
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(10,440)	(3,877)
Net movements in treasury shares and own equity derivative activity	(3,521)	(1,967)
Distributions paid on UBS shares	1,668	1,301
Issuance of debt designated at fair value and long-term debt measured at amortized cost	48,460	63,501
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(36,309)	(45,274)
Net cash flows from other financing activities	(352)	(288)
Net cash flow from / (used in) financing activities	(3,830)	10,795
Total cash flow
Cash and cash equivalents at the beginning of the period	207,875	173,531
Net cash flow from / (used in) operating, investing and financing activities	9,690	8,954
Effects of exchange rate differences on cash and cash equivalents	(9,656)	(5,390)
Cash and cash equivalents at the end of the period	207,909	177,095
Net cash flow from / (used in) operating activities includes:
Interest received in cash	6,088	5,469
Interest paid in cash	2,675	2,659
Dividends on equity investments, investment funds and associates received in cash	$ 1,059	$ 1,263